Financial Instruments - Fair Value of Derivative Financial Instruments and Related Notional Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative asset	$ 992	$ 1,140
Derivative liability	718	1,024
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative asset	909	1,085
Derivative liability	662	968
Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount	25,193	22,984
Derivative asset	591	654
Derivative liability	662	586
Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount	19,623	15,154
Derivative asset	82	55
Derivative liability	55	55
Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount	6,645	11,145
Derivative asset	318	432
Derivative liability	0	383
Sales [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount	$ 5,900	$ 5,800